PIMCO Variable Insurance Trust

Supplement Dated December 14, 2009 to the

Administrative Class Prospectus, Institutional Class Prospectus,

Advisor Class and Class M Prospectus, and Institutional Class Prospectus for the

Real Return Portfolio, Global Bond Portfolio (Unhedged) and All Asset Portfolio,

each dated May 1, 2009

Disclosure Related to the Global Bond Portfolio (Unhedged) (the “Portfolio”)

Effective January 1, 2010, Saumil Parikh is the portfolio manager of the Portfolio. Therefore, effective January 1, 2010, the disclosure in the table providing information with respect to the Portfolio in the “Management of the Portfolios-Individual Portfolio Managers” section of each Prospectus is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Global Bond Portfolio (Unhedged)	Saumil Parikh	01/10	Executive Vice President, PIMCO. He is a Portfolio Manager, head of macroeconomic research for North America and also serves as a member of the short-term, mortgage and global specialist portfolio management teams. Prior to joining PIMCO in 2000, Mr. Parikh was a financial economist and market strategist at UBS Warburg.

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated December 14, 2009 to the

Global Bond Portfolio (Unhedged) Administrative Class Prospectus,

Global Bond Portfolio (Unhedged) Institutional Class Prospectus,

Global Bond Portfolio (Unhedged) Advisor Class Prospectus,

each dated May 1, 2009

Disclosure Related to the Global Bond Portfolio (Unhedged) (the “Portfolio”)

Effective January 1, 2010, Saumil Parikh is the portfolio manager of the Portfolio. Therefore, effective January 1, 2010, the disclosure in the “Management of the Portfolio-Individual Portfolio Manager” section of each Prospectus is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
Global Bond Portfolio (Unhedged)	Saumil Parikh	01/10	Executive Vice President, PIMCO. He is a Portfolio Manager, head of macroeconomic research for North America and also serves as a member of the short-term, mortgage and global specialist portfolio management teams. Prior to joining PIMCO in 2000, Mr. Parikh was a financial economist and market strategist at UBS Warburg.

Investors Should Retain This Supplement For Future Reference